Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	001-37590
Entity Registrant Name	AVALO THERAPEUTICS, INC.
Entity Central Index Key	0001534120
Entity Tax Identification Number	45-0705648
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Liberty Ridge Drive
Entity Address, Address Line Two	Suite 321
Entity Address, Address Line Three
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	410
Local Phone Number	522-8707
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	AVTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false